Dividends - Additional Information (Details) - Proposed dividends $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares
Disclosure of dividends paid and proposed [line items]
Final Proposed (not recognised as a liability at 31 December) (in dollars per share) | $ / shares	$ 1.259
Final proposed amount | $	$ 190